Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
12	Cash and cash equivalents

Cash and cash equivalents include the following:

	As of December 31,
in 000€	2020	2019	2018
Cash at bank	108,399	123,337	105,846
Cash equivalents	3,139	5,560	9,660
Total	111,538	128,897	115,506

Cash at banks earns interest at floating rates based on daily bank deposit rates. Cash equivalents include short-term deposits which are made for varying periods between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates.

In connection with the exercise of warrants payments have been received in 2018 from employees for a total amount of K€209, not converted into shares before year-end. In line with regulations the amount of K€209 was posted on a restricted bank account per December 31, 2018. There were no restrictions on cash at December 31, 2020 or 2019.